SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of disaggregation of revenue

	For the Six Months Ended
	June 30,
	2026	2025
Nature of Revenue:
Rebates and incentives offered by publishers	$64,415	$96,348
Net fees from advertisers	(1,714)	186,691
Total	$62,701	$283,039

Category of Revenue:
SEM services	$18,631	$150,707
Non-SEM services	44,070	132,332
Total	$62,701	$283,039

Summary of currency exchange rates

	June 30,	December 31,
	2026	2025
Period-end spot rate	6.7851	6.9931

	For the Six Months Ended June 30,
	2026	2025
Average rate	6.8624	7.2526